JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)			Value ($000)
COMMON STOCKS — 50.1%
Banks — 6.9%
First Republic Bank		1		107
HDFC Bank Ltd., ADR (India)		5		371
Huntington Bancshares, Inc.		12		167
ING Groep NV (Netherlands)		9		111
Nordea Bank Abp (Finland)		10		114
Sberbank of Russia PJSC, ADR (Russia)		15		257
Signature Bank		1		141

				1,268

Building Products — 1.1%
Allegion plc		1		92
Trane Technologies plc		1		110

				202

Capital Markets — 0.6%
S&P Global, Inc.		—	(a)	111

Electric Utilities — 2.4%
EDP - Energias de Portugal SA (Portugal)		13		67
Enel SpA (Italy)		17		153
Iberdrola SA (Spain)		9		111
Orsted A/S (Denmark)(b)		1		118

				449

Electrical Equipment — 1.7%
Rockwell Automation, Inc.		—	(a)	152
Schneider Electric SE		1		165

				317

Electronic Equipment, Instruments & Components — 0.5%
Keyence Corp. (Japan)		—	(a)	95

Entertainment — 2.6%
Netflix, Inc.*		1		265
Walt Disney Co. (The)*		1		224

				489

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories		1		91
Medtronic plc		1		130

				221

Household Durables — 1.4%
DR Horton, Inc.		1		131
Lennar Corp., Class A		1		135

				266

Insurance — 2.4%
AIA Group Ltd. (Hong Kong)		15		179
Aon plc, Class A		1		139
Ping An Insurance Group Co. of China Ltd., Class H (China)		15		127

				445

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A*		—	(a)	458

Internet & Direct Marketing Retail — 3.8%
Alibaba Group Holding Ltd. (China)*		9		219
Amazon.com, Inc.*		—	(a)	476

				695

IT Services — 4.1%
Mastercard, Inc., Class A		1		234
PayPal Holdings, Inc.*		1		262
Visa, Inc., Class A		1		272

				768

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.		1		312

Machinery — 1.2%
Stanley Black & Decker, Inc.		—	(a)	87
Volvo AB, Class B (Sweden)		5		129

				216

Multi-Utilities — 0.4%
RWE AG (Germany)		2		65

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A		1		174

Pharmaceuticals — 2.9%
AstraZeneca plc (United Kingdom)		2		244
Eli Lilly & Co.		1		125
Novo Nordisk A/S, Class B (Denmark)		2		176

				545

Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp.		1		97

Software — 5.3%
Adobe, Inc.*		—	(a)	175
Atlassian Corp. plc, Class A*		—	(a)	95
Microsoft Corp.		2		474
salesforce.com, Inc.*		1		148
ServiceNow, Inc.*		—	(a)	75

				967

Specialty Retail — 1.9%
Burlington Stores, Inc.*		—	(a)	105
TJX Cos., Inc. (The)		4		242

				347

Textiles, Apparel & Luxury Goods — 4.1%
Lululemon Athletica, Inc.*		1		287
LVMH Moet Hennessy Louis Vuitton SE (France)		—	(a)	227
NIKE, Inc., Class B		1		237

				751

TOTAL COMMON STOCKS (Cost $6,762)				9,258

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 1.3%
Republic of South Africa (South Africa)
8.00%, 1/31/2030	ZAR	1,296		84
Romania Government Bond (Romania)
2.75%, 2/26/2026(b)	EUR	60		78
3.62%, 5/26/2030(b)	EUR	58		80

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $231)				242

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	No. of Contracts		Value ($000)
OPTIONS PURCHASED — 0.4%
CALL OPTIONS PURCHASED — 0.4%
Aerospace & Defense — 0.1%
Airbus SE (France)
12/17/2021 at EUR 100.00, American Style Notional Amount: EUR 104 Counterparty: Exchange-Traded*	EUR	9	21
Boeing Co. (The)
1/21/2022 at USD 300.00, American Style Notional Amount: USD 68 Counterparty: Exchange-Traded*		3	1
Safran SA (France)
3/18/2022 at EUR 140.00, American Style Notional Amount: EUR 55 Counterparty: Exchange-Traded*	EUR	5	1

			23

Banks — 0.3%
Signature Bank
9/17/2021 at USD 250.00, American Style Notional Amount: USD 91 Counterparty: Exchange-Traded*		4	2
Societe Generale SA (France)
12/17/2021 at EUR 27.00, American Style Notional Amount: EUR 124 Counterparty: Exchange-Traded*	EUR	50	6
Standard Chartered plc (United Kingdom)
5/20/2022 at GBP 520.00, American Style Notional Amount: GBP 167 Counterparty: Exchange-Traded*	GBP	11	2
UniCredit SpA (Germany)
12/16/2021 at EUR 10.00, American Style Notional Amount: EUR 113 Counterparty: Exchange-Traded*	EUR	113	12
Wells Fargo & Co.
1/21/2022 at USD 40.00, American Style Notional Amount: USD 92 Counterparty: Exchange-Traded*		20	14

			36

Beverages — 0.0%(c)
Heineken NV (Netherlands)
3/18/2022 at EUR 95.00, American Style Notional Amount: EUR 69 Counterparty: Exchange-Traded*	EUR	7	7

Construction & Engineering — 0.0%(c)
Vinci SA (France)
3/18/2022 at EUR 100.00, American Style Notional Amount: EUR 63 Counterparty: Exchange-Traded*	EUR	7	2

Hotels, Restaurants & Leisure — 0.0%(c)
Compass Group plc (United Kingdom)
3/18/2022 at GBP 1,700.00, American Style Notional Amount: GBP 46 Counterparty: Exchange-Traded*	GBP	3	3
Las Vegas Sands Corp.
1/21/2022 at USD 72.50, American Style Notional Amount: USD 47 Counterparty: Exchange-Traded*		11	—	(a)
Marriott International, Inc.
1/21/2022 at USD 170.00, American Style Notional Amount: USD 73 Counterparty: Exchange-Traded*		5	2
Planet Fitness, Inc.
1/21/2022 at USD 95.00, American Style Notional Amount: USD 68 Counterparty: Exchange-Traded*		9	2

			7

Index Funds — 0.0%(c)
S&P 500 Index
8/31/2021 at USD 4,450.00, European Style Notional Amount: USD 879 Counterparty: Exchange-Traded*		2	7

TOTAL CALL OPTIONS PURCHASED			82

TOTAL OPTIONS PURCHASED (Cost $102)			82

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 33.8%
FOREIGN GOVERNMENT TREASURY BILLS — 19.9%
Japan Treasury Bills (Japan)
(0.11)%, 8/16/2021(d)	JPY	87,650	799
(0.10)%, 8/23/2021(d)	JPY	88,950	811
(0.10)%, 8/30/2021(d)	JPY	94,100	858
(0.10)%, 9/13/2021(d)	JPY	98,000	893
Letras do Tesouro Nacional (Brazil)
5.01%, 7/1/2023(d)	BRL	2,000	330

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $3,697)			3,691

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 13.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(e)(f)(Cost $2,574)	2,573	2,574

TOTAL SHORT-TERM INVESTMENTS (Cost $6,271)		6,265

Total Investments — 85.6% (Cost $13,366)		15,847
Other Assets Less Liabilities — 14.4%		2,669

Net Assets — 100.0%		18,516

Percentages indicated are based on net assets.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PJSC	Public Joint Stock Company
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of July 31, 2021.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	2	09/2021	EUR	366	9
XAU Utilities Index	8	09/2021	USD	531	(5)

					4

Short Contracts
EURO STOXX 50 Index	(25)	09/2021	EUR	(1,212)	(3)
Euro-Bund	(2)	09/2021	EUR	(419)	(12)
MSCI Emerging Markets E-Mini Index	(2)	09/2021	USD	(128)	9
S&P 500 E-Mini Index	(14)	09/2021	USD	(3,072)	(86)
U.S. Treasury 10 Year Note	(5)	09/2021	USD	(673)	(12)

					(104)

					(100)

Abbreviations

EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	263	USD	41	Goldman Sachs International**	8/23/2021	— (a)
HKD	302	USD	39	Citibank, NA	8/23/2021	— (a)
KRW	79,719	USD	69	Citibank, NA**	8/23/2021	— (a)
RUB	2,736	USD	37	Barclays Bank plc**	8/23/2021	1
TWD	38,569	USD	1,375	Citibank, NA**	8/23/2021	4
USD	329	BRL	1,685	Citibank, NA**	8/23/2021	6
USD	569	HKD	4,416	Citibank, NA	8/23/2021	— (a)
USD	186	KRW	213,841	Goldman Sachs International**	8/23/2021	— (a)
USD	902	TWD	24,873	Citibank, NA**	8/23/2021	12
USD	449	TWD	12,391	Goldman Sachs International**	8/23/2021	6
CNY	8,810	USD	1,355	Goldman Sachs International**	9/27/2021	4
USD	1,385	TWD	38,335	Goldman Sachs International**	9/27/2021	14
CAD	33	USD	26	Goldman Sachs International	10/26/2021	— (a)
CHF	167	USD	182	Goldman Sachs International	10/26/2021	3
NOK	374	USD	42	Goldman Sachs International	10/26/2021	— (a)
USD	592	AUD	803	Goldman Sachs International	10/26/2021	3
USD	51	JPY	5,539	Goldman Sachs International	10/26/2021	— (a)

Total unrealized appreciation						53

CNY	5,704	USD	886	Citibank, NA**	8/23/2021	(4)
CNY	2,844	USD	442	Goldman Sachs International**	8/23/2021	(2)
KRW	70,395	USD	61	Citibank, NA**	8/23/2021	— (a)
TWD	37,263	USD	1,342	Goldman Sachs International**	8/23/2021	(9)
USD	2,720	CNY	17,721	Goldman Sachs International**	8/23/2021	(21)
USD	262	DKK	1,652	TD Bank Financial Group	8/23/2021	(1)
USD	389	INR	29,143	Citibank, NA**	8/23/2021	(2)
USD	286	RUB	21,287	Goldman Sachs International**	8/23/2021	(4)
USD	90	ZAR	1,334	Citibank, NA	8/23/2021	(1)
JPY	60,627	USD	553	Goldman Sachs International	10/26/2021	— (a)
NOK	7,791	USD	889	Goldman Sachs International	10/26/2021	(7)
USD	917	CHF	841	Goldman Sachs International	10/26/2021	(13)
USD	1,174	EUR	993	Goldman Sachs International	10/26/2021	(7)
USD	277	GBP	200	Goldman Sachs International	10/26/2021	(1)
USD	3,355	JPY	370,403	Goldman Sachs International	10/26/2021	(23)
USD	180	NOK	1,605	Goldman Sachs International	10/26/2021	(2)
USD	234	SEK	2,029	Goldman Sachs International	10/26/2021	(2)

Total unrealized depreciation						(99)

Net unrealized depreciation						(46)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$1,043	$225	$—	$1,268
Building Products	202	—	—	202
Capital Markets	111	—	—	111
Electric Utilities	—	449	—	449
Electrical Equipment	152	165	—	317
Electronic Equipment, Instruments & Components	—	95	—	95
Entertainment	489	—	—	489
Health Care Equipment & Supplies	221	—	—	221
Household Durables	266	—	—	266
Insurance	139	306	—	445
Interactive Media & Services	458	—	—	458
Internet & Direct Marketing Retail	476	219	—	695
IT Services	768	—	—	768
Life Sciences Tools & Services	312	—	—	312
Machinery	87	129	—	216
Multi-Utilities	—	65	—	65
Personal Products	174	—	—	174
Pharmaceuticals	125	420	—	545
Semiconductors & Semiconductor Equipment	97	—	—	97
Software	967	—	—	967
Specialty Retail	347	—	—	347
Textiles, Apparel & Luxury Goods	524	227	—	751

Total Common Stocks	6,958	2,300	—	9,258

Foreign Government Securities	—	242	—	242
Options Purchased
Call Options Purchased	28	54	—	82
Short-Term Investments
Foreign Government Treasury Bills	—	3,691	—	3,691
Investment Companies	2,574	—	—	2,574

Total Short-Term Investments	2,574	3,691	—	6,265

Total Investments in Securities	$9,560	$6,287	$—	$15,847

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$53	$—	$53
Futures Contracts	18	—	—	18
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(99)	—	(99)
Futures Contracts	(118)	—	—	(118)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(100)	$(46)	$—	$(146)

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$2,356	$8,098	$7,880	$—	(c)	$—	(c)	$2,574	2,573	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.

JPMorgan Macro Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.